Virtus VUL

GP VUL

Vari-Vest Series of VUL

Ohio National Life Assurance Corporation
(now known as AuguStar Life Assurance Corporation)

Ohio National Variable Account R
(now known as AuguStar Variable Account R)

Supplement dated October 2, 2023

to the
Prospectuses and Statements of Additional Information dated May 1, 2019 and to the

Update Notices dated May 1, 2023

The following supplements the prospectuses and statements of additional information dated May 1, 2019, and the update notices dated May 1, 2023, as they may be previously supplemented. Please read this supplement in conjunction with your prospectus, statement of additional information and update notice and retain it for future reference.

On October 2, 2023 (the “Effective Date”), Ohio National Life Assurance Corporation changed its name to AuguStar Life Assurance Corporation (the “Name Change”). All references to Ohio National Life Assurance Corporation in your prospectus, statement of additional information and update notice (the “Documents”) are therefore replaced with references to AuguStar Life Assurance Corporation as of the Effective Date.

You will receive an endorsement to your policy that reflects the Name Change.

In connection with the Name Change, The Ohio National Life Insurance Company changed its name to AuguStar Life Insurance Company, and Ohio National Variable Account R changed its name to AuguStar Variable Account R. All references to The Ohio National Life Insurance Company and to Ohio National Variable Account R in the Documents are therefore replaced with references to AuguStar Life Insurance Company and AuguStar Variable Account R, respectively, as of the Effective Date.

In addition, effective September 6, 2023, Ohio National Equities, Inc., the principal underwriter of the policies, changed its name to AuguStar Distributors, Inc. All references in the Documents to Ohio National Equities, Inc., are therefore replaced with references to AuguStar Distributors, Inc.

The terms and provisions of your policy will not be changed by these name changes.